Stockholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 26, 2019	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Class of Stock [Line Items]
Number of stock options granted		0	2,738,740	5,706,000	1,742,000
Weighted average exercise price of stock option granted			$ 15.12	$ 8.30	$ 4.17
Expected term of stock options granted			6 years 3 months	6 years 3 months	6 years 3 months
Expected volatility of option granted			50.00%
Risk-free interest rate, minimum			1.59%	2.19%	2.05%
Risk-free interest rate, maximum			1.88%	2.89%	2.89%
Expected dividend yield			0.00%	0.00%	0.00%
Unamortized stock-based compensation expense		$ 26.9	$ 26.9	$ 18.5
Weighted-average period over which unrecognized compensation cost is expected to be recognized			3 years	3 years 4 months 24 days
Vest over requisite period				4 years
Class of warrant exercise price		$ 4.50	$ 4.50	$ 4.50
Class of warrant exercisable period			5 years	5 years
Class of warrant exercisable period ends			2023-09
Warrants issued or issuable			0	0	0
2019 Employee Stock Purchase Plan
Class of Stock [Line Items]
Expected volatility of option granted			50.00%
Risk-free interest rate, minimum			1.47%
Risk-free interest rate, maximum			1.56%
Expected dividend yield			0.00%
Unamortized stock-based compensation expense		$ 2.9	$ 2.9
Weighted-average period over which unrecognized compensation cost is expected to be recognized			12 months
Number of shares of common stock reserved for issuance	1,400,000
Potential percentage of additional number of shares reserved for issuance each year	1.00%
Total number of shares issued	14,000,000
Percentage of employee compensation, maximum	15.00%
Fair value of option granted percentage	85.00%
Minimum | 2019 Employee Stock Purchase Plan
Class of Stock [Line Items]
Expected term of stock options granted			6 months
Maximum
Class of Stock [Line Items]
Issuance of warrants		5,600,000	5,600,000	5,600,000
Maximum | 2019 Employee Stock Purchase Plan
Class of Stock [Line Items]
Expected term of stock options granted			1 year 2 months 1 day
Restricted Stock Units
Class of Stock [Line Items]
Unamortized stock-based compensation expense		$ 9.3	$ 9.3
Weighted-average period over which unrecognized compensation cost is expected to be recognized			3 years 6 months
Number of other than options granted			193,035
Weighted grant-date fair value			$ 51.61
Restricted Stock Units | Minimum
Class of Stock [Line Items]
Vest over requisite period		1 year
Restricted Stock Units | Maximum
Class of Stock [Line Items]
Vest over requisite period		4 years